SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sales		$ 11,301	$ 9,759	$ 9,621
Cost of sales		6,269	6,221	4,966
Expenses		10,596	9,337	8,069
Related Party [Member] | SKK HDD Works (2019) Pte Ltd# [Member]
Related Party Transaction [Line Items]
Sales	[1]			278
Sundry income	[1]			464
Cost of sales	[1]			103
Expenses	[1]			$ 191

[1]	SKK Works Pte Ltd owned 80.0% stake and Mr. Kim Hor Ng, an independent party owned 20.0% stake, respectively, in SKK HDD Works (2019) Pte Ltd. At the time of the transactions, which occurred prior to our group reorganization, Ms. Liao was the director and majority and controlling stake in SKK Works Pte Ltd. On January 9, 2023, SKK HDD Works (2019) Pte Ltd was divested and ceased to be subsidiary of SKK Works Pte Ltd.